FINANCIAL ASSETS AND LIABILITIES - Summary of Sector financial asset and liability (Detail) - BRL (R$) R$ in Thousands					12 Months Ended
		Nov. 24, 2023	Sep. 26, 2023	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period					R$ (1,274,283)		R$ (813,973)
Cost of gas		R$ 68,063	R$ 75,158	R$ 34,193	27,954	[1],[2]	(466,743)	[1]
Tax credits	[3]				(34,719)		16,876
Monetary update	[4]				(97,840)		(39,808)
Deferral of IGP-M					116,890	[5]	110,013	[2]
Business combination							(80,648)
Net sector financial asset (liability) at end of period					(1,261,998)		(1,274,283)
Current					136,992
Non-current					(1,398,990)
Net sector financial asset (liability)					(1,261,998)		(1,274,283)
Sectorial assets
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period					342,333		558,310
Cost of gas	[1]				27,954	[2]	(466,743)
Tax credits	[3]				12,425
Monetary update	[4]				49,098		80,996
Deferral of IGP-M					116,890	[5]	110,013	[2]
Business combination							59,757
Net sector financial asset (liability) at end of period					548,700		342,333
Current					207,005
Non-current					341,695
Net sector financial asset (liability)					548,700		342,333
Sectorial liabilities
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period					(1,616,616)		(1,372,283)
Cost of gas	[1]					[2]
Tax credits	[3]				(47,144)		16,876
Monetary update	[4]				(146,938)		(120,804)
Deferral of IGP-M						[5]		[2]
Business combination							(140,405)
Net sector financial asset (liability) at end of period					(1,810,698)		(1,616,616)
Current					(70,013)
Non-current					(1,740,685)
Net sector financial asset (liability)					R$ (1,810,698)		R$ (1,616,616)

[1]	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.
[2]	Includes the effects of R$34,193 on June 30, 2023, R$75,158 on September 26, 2023, and R$68,063 on November 24, 2023, referring to amounts redistributed to consumers.
[3]	Refers to the net value of tax credits in the year, as per deliberation no. 1,359 of December10, 2022.
[4]	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
[5]	Appropriation of the deferral of the IGP-M for the residential and commercial segments.